Segment, Product and Geographic Information - Accounts receivable from significant customers (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment, Product and Geographic Information
Accounts receivable	$ 91,438	$ 108,982
Customer A and Its affiliates
Segment, Product and Geographic Information
Accounts receivable	67,135	82,144
Customer C
Segment, Product and Geographic Information
Accounts receivable	$ 24,303	$ 26,838